Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Additions to property and equipment	$ 640,480	$ 2,093,112	$ 971,723
Disposals	10,380	0
Depreciation expenses	$ 457,985	$ 321,388	$ 241,810